RIGHT-OF-USE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RIGHT-OF-USE ASSETS
As at beginning of year	$ 1,884
Depreciation		$ 219
As at ending of year	1,505	1,884
Right-of-use assets	1,505	1,884
COST
RIGHT-OF-USE ASSETS
As at beginning of year	3,177	3,477
New leases	41
End of leases	(73)
Remeasurement of lease	39	(300)
As at ending of year	3,184	3,177
Right-of-use assets	3,184	3,177
ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(1,293)	(821)
Depreciation	459	472
End of leases	(73)
As at ending of year	(1,679)	(1,293)
Right-of-use assets	(1,679)	(1,293)
Buildings
RIGHT-OF-USE ASSETS
As at beginning of year	1,865
As at ending of year	1,470	1,865
Right-of-use assets	1,470	1,865
Buildings | COST
RIGHT-OF-USE ASSETS
As at beginning of year	3,106	3,406
Remeasurement of lease	39	(300)
As at ending of year	3,145	3,106
Right-of-use assets	3,145	3,106
Buildings | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(1,241)	(799)
Depreciation	434	442
As at ending of year	(1,675)	(1,241)
Right-of-use assets	$ (1,675)	(1,241)
Buildings | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years
Buildings | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	10 years
Equipment | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Equipment | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years
Rolling Stock
RIGHT-OF-USE ASSETS
As at beginning of year	$ 19
As at ending of year	35	19
Right-of-use assets	35	19
Rolling Stock | COST
RIGHT-OF-USE ASSETS
As at beginning of year	71	71
New leases	41
End of leases	(73)
As at ending of year	39	71
Right-of-use assets	39	71
Rolling Stock | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(52)	(22)
Depreciation	25	30
End of leases	(73)
As at ending of year	(4)	(52)
Right-of-use assets	$ (4)	$ (52)
Rolling Stock | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Rolling Stock | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years